Emerging Markets Core Fund
Portfolio of Investments
July 31, 2026 (unaudited)
Principal Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—77.6%
		Banking—1.4%
$ 600,000	[1]	Access Bank PLC, Jr. Sub. Note, 144A, 9.125%, 10/7/2026	$ 601,812
3,000,000		African Export-Import Bank, Sr. Unsecd. Note, 144A, 6.250%, 1/23/2032	2,991,329
300,000		Banco Do Brasil S.A., Sr. Unsecd. Note, 144A, 5.625%, 10/23/2031	294,885
500,000		Banco Do Brasil S.A., Sr. Unsecd. Note, 144A, 6.000%, 3/18/2031	502,655
1,000,000		Caixa Economica Federal, Sr. Unsecd. Note, REGS, 5.625%, 5/13/2030	995,625
2,500,000	[1]	Industrial and Commercial Bank of China Ltd., Jr. Sub. Note, 3.200%, 9/24/2026	2,495,282
1,500,000		OTP Bank Nyrt, Sub., Series EMTN, 8.750%, 5/15/2033	1,567,796
2,000,000		The National Bank For Foreign Ecomomic Activity of the Republic of Uzbekistan (NBU), Sr. Unsecd. Note, 7.200%, 7/17/2030	2,059,368
1,000,000		Turkiye Vakiflar Bankasi T.A.O., Sr. Unsecd. Note, 144A, 9.000%, 10/12/2028	1,055,577
		TOTAL	12,564,329
		Chemicals & Plastics—0.4%
2,500,000		Navoi Mining and Metallurgical Co., Sr. Unsecd. Note, 144A, 6.700%, 10/17/2028	2,553,053
800,000	[1]	OCP S.A., Sr. Unsecd. Note, 144A, 5.125%, 12/23/2050	612,745
		TOTAL	3,165,798
		Finance—1.0%
EUR 1,500,000		BOI Finance B.V., Sr. Unsecd. Note, REGS, 7.500%, 2/16/2027	1,762,944
$ 2,000,000	[1]	MAF Global Securities Ltd., Sub. Note, 5.747%, 11/20/2030	1,874,163
1,500,000		Turkiye Varlik Fonu Yonetimi AS, Sr. Unsecd. Note, 6.875%, 2/10/2031	1,487,677
3,600,000		Turkiye Varlik Fonu Yonetimi AS, Sr. Unsecd. Note, 8.250%, 2/14/2029	3,734,725
		TOTAL	8,859,509
		Financial Intermediaries—0.0%
400,000		CFAMC III Co. Ltd., Sr. Unsecd. Note, Series EMTN, 4.250%, 11/7/2027	396,784
		Oil & Gas—10.1%
2,500,000		Ecopetrol S.A., Sr. Unsecd. Note, 5.875%, 5/28/2045	1,987,306
1,900,000		Ecopetrol S.A., Sr. Unsecd. Note, 5.875%, 11/2/2051	1,467,266
3,000,000		Ecopetrol S.A., Sr. Unsecd. Note, 6.875%, 4/29/2030	3,042,354
700,000		Ecopetrol S.A., Sr. Unsecd. Note, 7.750%, 2/1/2032	723,230
6,050,000		Ecopetrol S.A., Sr. Unsecd. Note, 8.375%, 1/19/2036	6,396,646
2,300,000		Ecopetrol S.A., Sr. Unsecd. Note, 8.625%, 1/19/2029	2,439,824
1,900,000		Ecopetrol S.A., Sr. Unsecd. Note, 8.875%, 1/13/2033	2,053,178
7,300,000		Petrobras Global Finance B.V., Sr. Unsecd. Note, 5.125%, 9/10/2030	7,127,720
2,300,000		Petrobras Global Finance B.V., Sr. Unsecd. Note, 5.500%, 6/10/2051	1,813,449
4,100,000		Petrobras Global Finance B.V., Sr. Unsecd. Note, 6.000%, 1/13/2035	4,036,962
6,350,000		Petrobras Global Finance B.V., Sr. Unsecd. Note, 6.250%, 1/10/2036	6,199,187
1,000,000	[2,3]	Petroleos de Venezuela S.A., Unsecd. Note, REGS, 6.000%, 12/31/2099	377,360
600,000		Petroleos del Peru S.A., Sr. Unsecd. Note, REGS, 4.750%, 6/19/2032	515,256
2,100,000		Petroleos del Peru S.A., Sr. Unsecd. Note, REGS, 5.625%, 6/19/2047	1,505,059
1,250,000		Petroleos Mexicanos, 6.500%, 6/2/2041	1,087,893
5,300,000		Petroleos Mexicanos, Co. Guarantee, 6.625%, 6/15/2035	5,030,685
4,500,000		Petroleos Mexicanos, Sr. Note, 6.840%, 1/23/2030	4,570,965
700,000		Petroleos Mexicanos, Sr. Secd. Note, 10.000%, 2/7/2033	808,671
4,450,000		Petroleos Mexicanos, Sr. Unsecd. Note, 5.950%, 1/28/2031	4,361,620
6,950,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.700%, 2/16/2032	6,937,507
3,550,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.750%, 9/21/2047	2,907,752

Principal Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Oil & Gas—continued
$ 4,225,000	[1]	Petroleos Mexicanos, Sr. Unsecd. Note, 6.950%, 7/28/2059	$ 3,411,045
8,000,000		Petroleos Mexicanos, Sr. Unsecd. Note, 7.690%, 1/23/2050	7,144,929
1,850,000		Petroleos Mexicanos, Sr. Unsecd. Note, 8.750%, 6/2/2029	1,968,433
800,000		Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 5.350%, 2/12/2028	797,945
2,850,000		Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 6.350%, 2/12/2048	2,255,950
750,000		Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 6.500%, 1/23/2029	761,287
200,000		Petronas Capital Ltd., Sr. Unsecd. Note, 144A, 4.550%, 4/21/2050	164,583
2,000,000		Qatar Petroleum, Sr. Unsecd. Note, REGS, 3.125%, 7/12/2041	1,452,337
1,000,000		Qazaqgaz Nc Jsc, Sr. Unsecd. Note, 144A, 5.625%, 5/8/2036	969,993
800,000		Sonangol Finance Ltd., Sr. Unsecd. Note, 144A, 10.000%, 1/29/2031	818,822
1,786,500		YPF Sociedad Anonima, Sec. Fac. Bond, 9.500%, 1/17/2031	1,898,648
540,000		YPF Sociedad Anonima, Sec. Fac. Bond, REGS, 9.500%, 1/17/2031	573,899
1,550,000		YPF Sociedad Anonima, Sr. Unsecd. Note, 144A, 8.750%, 9/11/2031	1,645,767
1,757,143		YPF Sociedad Anonima, Sr. Unsecd. Note, 144A, 9.000%, 6/30/2029	1,825,970
500,000		YPF Sociedad Anonima, Sr. Unsecd. Note, REGS, 8.750%, 9/11/2031	530,893
		TOTAL	91,610,391
		Real Estate—0.1%
1,100,000		China Great Wall International Holdings III Ltd., Sr. Unsecd. Note, Series EMTN, 3.875%, 8/31/2027	1,089,469
		Sovereign—61.5%
1,100,000		Angola, Government of, Sr. Unsecd. Note, 144A, 8.000%, 11/26/2029	1,123,261
4,300,000		Angola, Government of, Sr. Unsecd. Note, 144A, 8.750%, 4/14/2032	4,388,731
500,000		Angola, Government of, Sr. Unsecd. Note, 144A, 9.875%, 3/31/2037	518,110
4,000,000		Angola, Government of, Sr. Unsecd. Note, REGS, 8.000%, 11/26/2029	4,084,412
1,250,000		Angola, Government of, Sr. Unsecd. Note, REGS, 8.750%, 4/14/2032	1,274,767
2,000,000		Angola, Government of, Sr. Unsecd. Note, REGS, 9.375%, 3/31/2033	2,058,150
3,500,000		Angola, Government of, Sr. Unsecd. Note, REGS, 9.875%, 10/15/2035	3,667,176
5,200,000		Argentina Bonar Bonds, Unsecd. Note, 0.750%, 7/9/2030	2,825,628
7,286,961		Argentina, Government of, Sr. Unsecd. Note, 0.750%, 7/9/2030	6,361,517
840,000		Argentina, Government of, Sr. Unsecd. Note, 1.000%, 7/9/2029	751,380
10,980,000		Argentina, Government of, Sr. Unsecd. Note, 3.500%, 7/9/2041	8,114,220
22,132,671		Argentina, Government of, Sr. Unsecd. Note, 4.125%, 7/9/2035	17,495,876
1,545,454		Argentina, Government of, Sr. Unsecd. Note, 4.125%, 7/9/2046	1,150,591
14,950,000		Argentina, Government of, Sr. Unsecd. Note, 5.000%, 1/9/2038	12,318,800
EUR 4,550,000	[4]	Argentina, Government of, Sr. Unsecd. Note, Series EGDP, 0.000%, 12/15/2035	676,122
$ 2,000,000		Argentina, Government of, Unsecd. Note, 5.000%, 1/9/2038	1,574,760
500,000		Argentina, Government of, Unsecd. Note, Series 1C, 5.000%, 10/31/2027	494,115
450,000		Argentina, Government of, Unsecd. Note, Series 4A, 3.000%, 10/31/2028	403,313
2,700,000		Bahamas, Government of, Sr. Unsecd. Note, REGS, 8.950%, 10/15/2032	3,009,447
2,600,000		Bahrain, Kingdom of, Sr. Unsecd. Note, 144A, 5.250%, 1/25/2033	2,288,250
3,200,000		Bahrain, Kingdom of, Sr. Unsecd. Note, 144A, 5.450%, 9/16/2032	2,865,763
1,800,000		Bahrain, Kingdom of, Sr. Unsecd. Note, 144A, 7.375%, 5/14/2030	1,781,574
2,500,000		Bahrain, Kingdom of, Sr. Unsecd. Note, REGS, 5.250%, 1/25/2033	2,198,859
1,000,000		Bahrain, Kingdom of, Sr. Unsecd. Note, REGS, 6.750%, 9/20/2029	973,174
1,000,000		Bahrain, Kingdom of, Sr. Unsecd. Note, REGS, 7.375%, 5/14/2030	988,966
1,450,000		Barbados, Government of, Sr. Unsecd. Note, 144A, 8.000%, 6/26/2035	1,533,375
200,000		Barbados, Government of, Sr. Unsecd. Note, REGS, 8.000%, 6/26/2035	211,500
EUR 1,800,000		Benin, Government of, Sr. Unsecd. Note, 144A, 4.950%, 1/22/2035	1,923,737
$ 800,000		Benin, Government of, Sr. Unsecd. Note, 144A, 7.960%, 2/13/2038	827,737
200,000		Benin, Government of, Sr. Unsecd. Note, 144A, 8.375%, 1/23/2041	212,050
200,010		Bolivia, Government of, Sr. Unsecd. Note, 144A, 4.500%, 3/20/2028	192,510

Principal Amount or Shares		Value in U.S. Dollars
	FOREIGN GOVERNMENTS/AGENCIES—continued
	Sovereign—continued
$ 2,700,000	Bolivia, Government of, Sr. Unsecd. Note, 144A, 9.450%, 5/14/2031	$ 2,733,750
400,020	Bolivia, Government of, Sr. Unsecd. Note, REGS, 4.500%, 3/20/2028	385,019
400,000	Bolivia, Government of, Sr. Unsecd. Note, REGS, 7.500%, 3/2/2030	388,000
3,000,000	Brazil, Government of, Bond, 8.250%, 1/20/2034	3,341,400
1,800,000	Brazil, Government of, Sr. Secd. Note, 5.625%, 2/21/2047	1,471,500
5,500,000	Brazil, Government of, Sr. Unsecd. Note, 3.750%, 9/12/2031	5,029,750
5,000,000	Brazil, Government of, Sr. Unsecd. Note, 4.750%, 1/14/2050	3,535,000
1,000,000	Brazil, Government of, Sr. Unsecd. Note, 5.000%, 1/27/2045	769,000
2,000,000	Brazil, Government of, Sr. Unsecd. Note, 5.625%, 1/7/2041	1,799,000
4,450,000	Brazil, Government of, Sr. Unsecd. Note, 6.000%, 10/20/2033	4,412,175
1,600,000	Brazil, Government of, Sr. Unsecd. Note, 6.125%, 1/22/2032	1,616,800
1,700,000	Brazil, Government of, Sr. Unsecd. Note, 6.125%, 3/15/2034	1,681,300
4,000,000	Brazil, Government of, Sr. Unsecd. Note, 6.250%, 3/18/2031	4,112,000
6,150,000	Brazil, Government of, Sr. Unsecd. Note, 6.250%, 5/22/2036	5,956,275
8,625,000	Brazil, Government of, Sr. Unsecd. Note, 6.625%, 3/15/2035	8,689,687
6,059,000	Brazil, Government of, Sr. Unsecd. Note, 7.250%, 1/12/2056	5,804,522
BRL 5,500	Brazil, Government of, Unsecd. Note, Series NTNF, 10.000%, 1/1/2033	899,952
$ 1,000,000	CBB International Sukuk Programme Co. WLL, Sr. Unsecd. Note, REGS, 3.875%, 5/18/2029	923,266
1,600,000	Colombia, Government of, 7.375%, 9/18/2037	1,660,000
1,000,000	Colombia, Government of, 8.375%, 11/7/2054	1,096,500
200,000	Colombia, Government of, Bond, 6.125%, 1/18/2041	181,000
1,200,000	Colombia, Government of, Sr. Unsecd. Note, 3.000%, 1/30/2030	1,089,600
2,300,000	Colombia, Government of, Sr. Unsecd. Note, 3.125%, 4/15/2031	2,019,170
2,650,000	Colombia, Government of, Sr. Unsecd. Note, 3.250%, 4/22/2032	2,271,050
200,000	Colombia, Government of, Sr. Unsecd. Note, 4.125%, 5/15/2051	128,300
2,400,000	Colombia, Government of, Sr. Unsecd. Note, 4.500%, 3/15/2029	2,335,560
500,000	Colombia, Government of, Sr. Unsecd. Note, 5.000%, 6/15/2045	379,500
1,750,000	Colombia, Government of, Sr. Unsecd. Note, 5.200%, 5/15/2049	1,327,375
2,387,000	Colombia, Government of, Sr. Unsecd. Note, 5.375%, 1/21/2029	2,374,707
2,400,000	Colombia, Government of, Sr. Unsecd. Note, 5.625%, 2/26/2044	1,980,000
1,687,000	Colombia, Government of, Sr. Unsecd. Note, 6.125%, 1/21/2031	1,687,169
775,000	Colombia, Government of, Sr. Unsecd. Note, 6.500%, 1/21/2033	775,387
1,600,000	Colombia, Government of, Sr. Unsecd. Note, 7.375%, 4/25/2030	1,672,800
5,200,000	Colombia, Government of, Sr. Unsecd. Note, 7.750%, 11/7/2036	5,552,300
2,700,000	Colombia, Government of, Sr. Unsecd. Note, 8.000%, 4/20/2033	2,913,300
2,300,000	Colombia, Government of, Sr. Unsecd. Note, 8.000%, 11/14/2035	2,485,150
COP 13,000,000,000	Colombia, Government of, Sr. Unsecd. Note, Series B, 6.250%, 7/9/2036	2,777,491
$ 800,000	Comision Ej Hi Rio Lempa, Sr. Unsecd. Note, REGS, 8.650%, 1/24/2033	859,920
800,000	Commonwealth of Bahamas through the Minister of Finance, Government of - Old, Sr. Unsecd. Note, REGS, 8.250%, 6/24/2036	883,736
2,300,000	Congo, Government of, Sr. Unsecd. Note, Series 7Y, 9.500%, 2/17/2035	2,223,190
500,000	Costa Rica, Government of, Sr. Unsecd. Note, REGS, 5.625%, 4/30/2043	465,000
2,500,000	Costa Rica, Government of, Sr. Unsecd. Note, REGS, 6.125%, 2/19/2031	2,551,250
5,200,000	Costa Rica, Government of, Sr. Unsecd. Note, REGS, 6.550%, 4/3/2034	5,439,200
3,350,000	Costa Rica, Government of, Unsecd. Note, 144A, 7.300%, 11/13/2054	3,624,700
1,000,000	Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 4.500%, 1/30/2030	954,000
2,650,000	Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 4.875%, 9/23/2032	2,472,450
500,000	Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 5.875%, 10/28/2035	480,645
2,800,000	Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 5.875%, 1/30/2060	2,366,000
2,800,000	Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 6.000%, 2/22/2033	2,766,400

Principal Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$ 3,100,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 6.950%, 3/15/2037	$ 3,177,500
500,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 7.150%, 2/24/2055	507,750
1,500,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 7.450%, 4/30/2044	1,569,750
DOP 65,000,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 11.250%, 9/15/2035	1,250,000
$ 5,500,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 4.875%, 9/23/2032	5,131,500
3,350,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 5.875%, 10/28/2035	3,220,321
2,950,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 5.875%, 1/30/2060	2,492,750
3,000,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 6.000%, 7/19/2028	3,019,500
1,400,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 6.000%, 2/22/2033	1,383,200
1,200,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 6.850%, 1/27/2045	1,176,000
900,000		Drc International Bond, Sr. Unsecd. Note, 144A, 9.500%, 4/16/2037	938,196
3,950,000		Ecuador, Government of, Sr. Unsecd. Note, 144A, 8.750%, 1/29/2034	3,912,475
2,250,000		Ecuador, Government of, Sr. Unsecd. Note, 144A, 9.250%, 1/29/2039	2,238,750
1,300,000	[4]	Ecuador, Government of, Sr. Unsecd. Note, REGS, 0.000%, 7/31/2030	1,100,450
2,740,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 5.500%, 7/31/2040	2,211,235
5,919,453		Ecuador, Government of, Sr. Unsecd. Note, REGS, 6.900%, 7/31/2035	5,321,588
EGP 542,600,000	[4]	Egypt Treasury Bill, Unsecd. Note, Series 364D, 0.000%, 2/2/2027	9,406,935
$ 1,300,000		Egypt, Government of, 144A, 8.625%, 2/4/2030	1,367,477
EUR 1,500,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 6.375%, 4/11/2031	1,736,896
$ 1,700,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.052%, 1/15/2032	1,671,011
4,900,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.300%, 9/30/2033	4,793,460
1,600,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.600%, 3/1/2029	1,636,922
2,800,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 8.750%, 9/30/2051	2,664,346
2,200,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 8.875%, 5/29/2050	2,110,142
1,100,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 5.875%, 2/16/2031	1,051,117
EUR 500,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 6.375%, 4/11/2031	578,965
$ 1,600,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 6.588%, 2/21/2028	1,604,469
1,100,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 7.903%, 2/21/2048	967,938
4,000,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 8.500%, 1/31/2047	3,750,544
1,200,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 8.700%, 3/1/2049	1,140,972
1,500,000		El Salvador, Government of, Sr. Unsecd. Note, 144A, 4.000%, 4/17/2030	57,750
1,500,000		El Salvador, Government of, Sr. Unsecd. Note, 144A, 9.250%, 4/17/2030	1,604,280
650,000		El Salvador, Government of, Sr. Unsecd. Note, 144A, 9.650%, 11/21/2054	735,345
1,000,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 7.124%, 1/20/2050	915,000
3,650,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 7.650%, 6/15/2035	3,759,500
600,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 8.250%, 4/10/2032	642,000
700,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 9.500%, 7/15/2052	783,160
300,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 9.650%, 11/21/2054	339,390
1,000,000		Gabon, Government of, Sr. Unsecd. Note, Series 4Y, 9.500%, 2/18/2029	976,260
2,570,850		Ghana, Government of, Sr. Unsecd. Note, 144A, 5.000%, 7/3/2029	2,516,961
4,053,200		Ghana, Government of, Sr. Unsecd. Note, 144A, 5.000%, 7/3/2035	3,710,924
1,875,000		Ghana, Government of, Sr. Unsecd. Note, REGS, 5.000%, 7/3/2029	1,835,314
1,500,000		Ghana, Government of, Sr. Unsecd. Note, REGS, 5.000%, 7/3/2035	1,372,398
1,000,000		Guatemala, Government of, 144A, 7.050%, 10/4/2032	1,061,500
6,000,000		Guatemala, Government of, Sr. Unsecd. Note, 144A, 6.050%, 8/6/2031	6,078,000
600,000		Guatemala, Government of, Sr. Unsecd. Note, 144A, 6.125%, 6/1/2050	574,800
1,000,000		Guatemala, Government of, Sr. Unsecd. Note, 144A, 6.250%, 8/15/2036	1,013,000
1,600,000		Guatemala, Government of, Sr. Unsecd. Note, 144A, 6.550%, 2/6/2037	1,654,400
3,000,000		Guatemala, Government of, Sr. Unsecd. Note, REGS, 5.375%, 4/24/2032	2,959,500
1,250,000		Guatemala, Government of, Sr. Unsecd. Note, REGS, 7.050%, 10/4/2032	1,326,875

Principal Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$ 1,000,000		Guatemala, Government of, Unsecd. Note, REGS, 5.250%, 8/10/2029	$ 992,000
1,500,000		Hazine Mustesarligi Varlik Kiralama A.S., Sr. Unsecd. Note, 144A, 6.750%, 9/1/2030	1,508,424
1,150,000		Honduras, Government of, Sr. Unsecd. Note, 144A, 6.400%, 7/29/2036	1,144,250
2,250,000		Honduras, Government of, Sr. Unsecd. Note, 144A, 8.625%, 11/27/2034	2,563,312
1,500,000		Honduras, Government of, Sr. Unsecd. Note, REGS, 5.625%, 6/24/2030	1,483,950
HUF 360,000,000		Hungary, Government of, Unsecd. Note, Series 30/A, 3.000%, 8/21/2030	1,036,934
720,000,000		Hungary, Government of, Unsecd. Note, Series 34/A, 2.250%, 6/22/2034	1,806,655
$ 800,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 6.125%, 6/15/2033	774,529
3,350,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 6.750%, 2/25/2041	3,141,423
2,900,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 8.075%, 4/1/2036	3,093,774
4,400,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 8.250%, 1/30/2037	4,734,315
9,200,000		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 6.125%, 6/15/2033	8,907,088
700,000		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 8.075%, 4/1/2036	745,271
1,960,000		Jamaica, Government of, 8.000%, 3/15/2039	2,318,876
2,500,000		Jordan, Government of, Sr. Unsecd. Note, REGS, 5.850%, 7/7/2030	2,495,447
600,000		Kenya, Government of, Sr. Unsecd. Note, 144A, 6.300%, 1/23/2034	532,418
3,600,000		Kenya, Government of, Sr. Unsecd. Note, 144A, 7.875%, 2/26/2034	3,478,923
800,000		Kenya, Government of, Sr. Unsecd. Note, 144A, 8.800%, 10/9/2038	778,316
1,300,000		Kenya, Government of, Sr. Unsecd. Note, 144A, 9.750%, 2/16/2031	1,381,453
5,000,000		Kenya, Government of, Sr. Unsecd. Note, REGS, 8.000%, 5/22/2032	4,998,846
1,700,000	[2,3]	Lebanon, Government of, Sr. Secd. Note, Series EMTN, 6.100%, 12/31/2099	452,625
1,000,000	[2,3]	Lebanon, Government of, Sr. Unsecd. Note, 6.000%, 12/31/2099	266,100
3,800,000	[2,3]	Lebanon, Government of, Sr. Unsecd. Note, REGS, 8.250%, 12/31/2099	1,083,950
MXN 80,000		Mex Bonos Desarr Fix Rt - Old, Sr. Unsecd. Note, Series M, 8.000%, 2/21/2036	427,310
$ 700,000		Mexico, Government of, Sr. Secd. Note, 4.350%, 1/15/2047	491,750
300,000		Mexico, Government of, Sr. Unsecd. Note, 4.400%, 2/12/2052	203,850
700,000		Mongolia, Government of, Sr. Unsecd. Note, 144A, 6.625%, 2/25/2030	716,026
1,000,000		Mongolia, Government of, Sr. Unsecd. Note, REGS, 4.450%, 7/7/2031	928,478
NGN 7,000,000,000	[4]	Nigeria OMO Bill, Unsecd. Note, Series 137D, 0.000%, 9/29/2026	4,983,536
11,100,000,000	[4]	Nigeria OMO Bill, Unsecd. Note, Series 245D, 0.000%, 9/22/2026	7,906,756
$ 3,900,000		Nigeria, Government of, Sr. Unsecd. Note, 144A, 7.375%, 9/28/2033	3,991,204
2,000,000		Nigeria, Government of, Sr. Unsecd. Note, 144A, 8.375%, 3/24/2029	2,107,636
3,000,000		Nigeria, Government of, Sr. Unsecd. Note, 144A, 8.630%, 1/13/2036	3,258,976
1,500,000		Nigeria, Government of, Sr. Unsecd. Note, 144A, 9.129%, 1/13/2046	1,654,476
1,100,000		Nigeria, Government of, Sr. Unsecd. Note, 144A, 9.625%, 6/9/2031	1,229,032
1,000,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 7.143%, 2/23/2030	1,020,702
1,550,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 7.625%, 11/28/2047	1,505,888
3,500,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 7.696%, 2/23/2038	3,565,080
1,650,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 8.747%, 1/21/2031	1,773,400
1,300,000		Nigeria, Government of, Unsecd. Note, REGS, 7.875%, 2/16/2032	1,364,194
1,900,000		Oman, Government of, Sr. Unsecd. Note, REGS, 6.750%, 1/17/2048	1,977,285
1,000,000		Oman, Government of, Sr. Unsecd. Note, REGS, 7.000%, 1/25/2051	1,079,406
1,900,000		Pakistan, Government of, Sr. Secd. Note, REGS, 6.875%, 12/5/2027	1,911,018
8,000,000		Pakistan, Government of, Sr. Unsecd. Note, REGS, 7.375%, 4/8/2031	7,847,759
2,500,000		Pakistan, Government of, Sr. Unsecd. Note, REGS, 7.950%, 1/31/2029	2,536,213
1,000,000		Pakistan, Government of, Sr. Unsecd. Note, REGS, 8.875%, 4/8/2051	985,041
1,500,000		Panama, Government of, Sr. Unsecd. Note, 5.662%, 2/23/2038	1,452,000
400,000		Papua New Guinea, Government of, Sr. Unsecd. Note, REGS, 8.375%, 10/4/2028	418,010
PYG 18,000,000,000		Paraguay, Government of, Sr. Unsecd. Note, REGS, 8.500%, 3/4/2035	2,910,575
12,143,000,000		Paraguay, Government of, Sr. Unsecd. Note, REGS, 8.500%, 4/4/2038	1,939,550

Principal Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$ 800,000		Peru, Government of, 2.780%, 12/1/2060	$ 409,600
EUR 800,000		Romania, Government of, Sr. Unsecd. Note, 144A, 3.875%, 10/29/2035	806,215
$ 300,000		Romania, Government of, Sr. Unsecd. Note, 144A, 6.375%, 1/30/2034	300,134
500,000		Romania, Government of, Sr. Unsecd. Note, REGS, 3.625%, 3/27/2032	444,078
1,900,000		Rwanda, Government of, Sr. Unsecd. Note, 144A, 5.500%, 8/9/2031	1,825,760
500,000		Saudi Arabia, Government of, Sr. Unsecd. Note, REGS, 3.450%, 2/2/2061	294,649
2,100,000		South Africa, Government of, 144A, 6.125%, 12/11/2037	2,007,521
500,000		South Africa, Government of, 144A, 7.100%, 11/19/2036	523,949
2,100,000		South Africa, Government of, Sr. Unsecd. Note, 4.850%, 9/30/2029	2,073,211
3,000,000		South Africa, Government of, Sr. Unsecd. Note, 5.000%, 10/12/2046	2,264,423
1,300,000		South Africa, Government of, Sr. Unsecd. Note, 5.650%, 9/27/2047	1,060,096
2,000,000		South Africa, Government of, Sr. Unsecd. Note, 5.750%, 9/30/2049	1,623,308
4,000,000		South Africa, Government of, Sr. Unsecd. Note, 6.250%, 3/8/2041	3,741,719
600,000		South Africa, Government of, Sr. Unsecd. Note, 6.300%, 6/22/2048	530,301
2,000,000		South Africa, Government of, Sr. Unsecd. Note, REGS, 6.125%, 12/11/2037	1,911,816
ZAR 35,000,000		South Africa, Government of, Sr. Unsecd. Note, Series R213, 7.000%, 2/28/2031	2,030,085
$ 2,000,000		Sri Lanka, Government of, Sr. Unsecd. Note, 144A, 3.100%, 1/15/2030	2,029,749
3,500,000		Sri Lanka, Government of, Sr. Unsecd. Note, 144A, 3.350%, 3/15/2033	3,320,504
1,855,000		Sri Lanka, Government of, Sr. Unsecd. Note, 144A, 4.000%, 4/15/2028	1,781,950
1,000,000		Sri Lanka, Government of, Sr. Unsecd. Note, REGS, 3.600%, 5/15/2036	1,000,350
COP 4,000,000,000		Titulos De Tesoreria, Unsecd. Note, Series B, 12.500%, 2/27/2030	1,262,537
$ 750,000		Trinidad and Tobago, Government of, REGS, 5.950%, 1/14/2031	748,125
800,000		Trinidad and Tobago, Government of, Sr. Unsecd. Note, 144A, 6.200%, 7/16/2038	782,000
1,000,000		Trinidad and Tobago, Government of, Sr. Unsecd. Note, 144A, 6.500%, 1/28/2036	1,006,000
1,500,000		Trinidad and Tobago, Government of, Sr. Unsecd. Note, REGS, 6.400%, 6/26/2034	1,510,500
750,000		Trinidad and Tobago, Government of, Sr. Unsecd. Note, REGS, 6.500%, 1/28/2036	754,500
5,000,000		Turkey, Government of, Sr. Unsecd. Note, 4.875%, 4/16/2043	3,625,363
EUR 1,600,000		Turkey, Government of, Sr. Unsecd. Note, 5.150%, 3/10/2034	1,821,389
$ 2,400,000		Turkey, Government of, Sr. Unsecd. Note, 5.250%, 3/13/2030	2,305,717
4,200,000		Turkey, Government of, Sr. Unsecd. Note, 5.750%, 5/11/2047	3,257,233
4,200,000		Turkey, Government of, Sr. Unsecd. Note, 5.875%, 6/26/2031	4,052,712
2,500,000		Turkey, Government of, Sr. Unsecd. Note, 5.950%, 1/15/2031	2,430,812
2,000,000		Turkey, Government of, Sr. Unsecd. Note, 6.000%, 1/14/2041	1,708,861
2,400,000		Turkey, Government of, Sr. Unsecd. Note, 6.375%, 5/22/2031	2,358,484
2,500,000		Turkey, Government of, Sr. Unsecd. Note, 6.500%, 9/20/2033	2,418,348
9,500,000		Turkey, Government of, Sr. Unsecd. Note, 6.500%, 1/3/2035	9,066,483
2,000,000		Turkey, Government of, Sr. Unsecd. Note, 6.750%, 5/30/2040	1,875,434
7,000,000		Turkey, Government of, Sr. Unsecd. Note, 6.800%, 11/4/2036	6,724,330
5,500,000		Turkey, Government of, Sr. Unsecd. Note, 6.875%, 3/17/2036	5,341,387
8,800,000		Turkey, Government of, Sr. Unsecd. Note, 6.875%, 1/14/2038	8,394,625
7,500,000		Turkey, Government of, Sr. Unsecd. Note, 6.950%, 9/16/2035	7,315,286
3,000,000		Turkey, Government of, Sr. Unsecd. Note, 7.625%, 4/26/2029	3,098,551
2,000,000		Turkey, Government of, Sr. Unsecd. Note, 9.125%, 7/13/2030	2,168,103
1,000,000		Turkey, Government of, Sr. Unsecd. Note, 9.375%, 3/14/2029	1,076,003
6,500,000		Turkey, Government of, Sr. Unsecd. Note, 9.375%, 1/19/2033	7,242,795
1,500,000		Turkey, Government of, Sr. Unsecd. Note, Series 10Y, 7.625%, 5/15/2034	1,536,566
4,900,000		Turkey, Government of, Unsecd. Note, 6.625%, 2/17/2045	4,301,449
529,527	[2,4]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 0.000%, 2/1/2030	387,005
1,978,771	[2,4]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 0.000%, 2/1/2034	1,121,655
1,472,198	[2,4]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 0.000%, 2/1/2035	877,587

Principal Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$ 1,393,498	[2,4]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 0.000%, 2/1/2036	$ 832,592
5,586,700	[2]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 4.000%, 2/1/2032	4,629,918
2,575,651	[2]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 4.500%, 2/1/2035	1,770,424
1,028,864	[2]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 4.500%, 2/1/2036	698,835
4,300,000	[2]	Ukraine, Government of, Sr. Unsecd. Note, REGS, 4.500%, 2/1/2034	2,987,657
500,000		United Mexican States, Sr. Unsecd. Note, 6.250%, 8/27/2037	486,627
750,000		United Mexican States, Sr. Unsecd. Note, 6.350%, 2/9/2035	752,250
1,250,000		United Mexican States, Sr. Unsecd. Note, 6.750%, 2/9/2056	1,164,375
UYU 41,500,000		Uruguay, Government of, Sr. Unsecd. Note, 8.000%, 10/29/2035	1,041,751
$ 1,500,000		Uzbekistan, Government of, Sr. Unsecd. Note, REGS, 5.375%, 2/20/2029	1,494,273
900,000	[2,3]	Venezuela, Government of, Sr. Unsecd. Note, 7.000%, 3/31/2038	390,150
500,000	[2,3]	Venezuela, Government of, Sr. Unsecd. Note, 9.250%, 5/7/2028	242,500
1,664,910		Zambia, Government of, Unsecd. Note, REGS, 5.750%, 6/30/2033	1,626,801
		TOTAL	557,249,074
		State/Provincial—1.6%
800,000		Bono Gar Prov Del Chubut, Secured Note, 144A, 9.450%, 4/29/2036	849,376
400,000		Bono Gar Prov Del Chubut, Secured Note, REGS, 9.450%, 4/29/2036	424,688
156,000		Brazil Minas SPE, Sec. Fac. Bond, 144A, 5.333%, 2/15/2028	156,691
700,000		Buenos Aires, City of, Sr. Unsecd. Note, 144A, 7.050%, 5/13/2036	683,200
359,739		Buenos Aires, City of, Sr. Unsecd. Note, 144A, 7.500%, 6/1/2027	364,728
630,000		Buenos Aires, City of, Sr. Unsecd. Note, 144A, 7.800%, 11/26/2033	657,367
2,200,000		Province of Santa Fe, Sr. Unsecd. Note, 144A, 8.100%, 12/11/2034	2,194,500
1,850,000		Provincia De Buenos Aires, Sr. Unsecd. Note, REGS, 5.875%, 9/1/2037	1,384,133
4,980,640		Provincia De Buenos Aires, Sr. Unsecd. Note, REGS, 6.625%, 9/1/2037	4,125,464
3,100,000		Provincia De Cordoba, Sr. Unsecd. Note, 144A, 8.600%, 2/3/2035	3,079,852
230,769		Provincia De Mendoza, REGS, 5.750%, 3/19/2029	223,156
		TOTAL	14,143,155
		Telecommunications—0.2%
2,200,000		Turk Telekomunikasyon AS, Sr. Unsecd. Note, REGS, 7.375%, 5/20/2029	2,230,347
		Transportation—0.2%
1,200,000		DP World Ltd., Sr. Unsecd. Note, 144A, 4.700%, 9/30/2049	925,818
500,000		Mersin Uluslararasi Liman Isletmeciligi A.s., Sr. Unsecd. Note, 144A, 8.250%, 11/15/2028	510,819
600,000		Transnet SOC Ltd., Sr. Unsecd. Note, 144A, 8.250%, 2/6/2028	621,501
		TOTAL	2,058,138
		Utilities—1.1%
2,300,000		Eskom Holdings Soc Ltd., Sr. Unsecd. Note, 144A, 6.350%, 8/10/2028	2,349,153
900,000		Eskom Holdings Soc Ltd., Sr. Unsecd. Note, REGS, 6.350%, 8/10/2028	918,912
4,700,000		Eskom Holdings Soc Ltd., Sr. Unsecd. Note, REGS, 8.450%, 8/10/2028	4,949,063
645,750		Greenko Power II Ltd., Sr. Unsecd. Note, 144A, 4.300%, 12/13/2028	618,604
850,000		Instituto Costarricense de Electricidad, Sr. Unsecd. Note, REGS, 6.375%, 5/15/2043	835,746
100,000		Israel Electric Corp. Ltd., Sec. Fac. Bond, Series GMTN, 4.250%, 8/14/2028	98,087
400,000		Israel Electric Corp. Ltd., Unsecd. Note, Series GMTN, 3.750%, 2/22/2032	365,245
		TOTAL	10,134,810
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $657,599,028)	703,501,804
		CORPORATE BONDS—18.1%
		Air Transportation—0.6%
1,200,000		Azul Secured Finance LLP, REGS, 9.875%, 2/15/2031	1,111,500
405,000		Gol Finance, Secured Note, 144A, 14.375%, 6/6/2030	391,331
400,000		Grupo Aeromexico SAB de CV, 144A, 8.625%, 11/15/2031	404,000

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Air Transportation—continued
$ 900,000		Grupo Aeromexico SAB de CV, REGS, 8.625%, 11/15/2031	$ 909,000
200,000		Grupo Aeromexico SAB de CV, Term Loan - 1st Lien, REGS, 8.250%, 11/15/2029	201,796
1,300,000		Latam Airlines Group S.A., 144A, 7.875%, 4/15/2030	1,342,120
1,450,000		Latam Airlines Group S.A., Sr. Secd. Note, 144A, 7.625%, 1/7/2031	1,484,438
		TOTAL	5,844,185
		Airport—0.0%
200,000		Aeropuertos Dominicanos Siglo XXI S.A., Sec. Fac. Bond, 144A, 7.000%, 6/30/2034	205,148
		Automotive—0.4%
2,000,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.250%, 6/21/2033	1,967,506
1,000,000		Nemak SAB de CV, Sr. Unsecd. Note, 144A, 3.625%, 6/28/2031	842,950
500,000		Nemak SAB de CV, Sr. Unsecd. Note, REGS, 3.625%, 6/28/2031	421,475
		TOTAL	3,231,931
		Banking—3.0%
2,000,000		Akbank T.A.S., Sub., 144A, 8.250%, 12/8/2036	2,002,926
1,600,000	[1]	Akbank TAS - Old, Sub., REGS, 7.875%, 6/4/2030	1,597,319
1,000,000		AL Rajhi Sukuk Ltd., Sub., Series EMTN, 5.651%, 3/16/2036	984,698
2,300,000	[2,3,5]	Alfa Bank (Alfa Bond), Sub., REGS, 4.546%, 4/15/2030	115,000
2,200,000		Banco Bradesco S.A., 144A, 6.500%, 1/22/2030	2,246,090
1,450,000		Banco Btg Pactual/Cayman, Sr. Unsecd. Note, 144A, 5.500%, 1/27/2031	1,413,750
480,000		Banco Btg Pactual/Cayman, Sr. Unsecd. Note, 144A, 5.750%, 1/22/2030	478,272
500,000		Banco Btg Pactual/Cayman, Sr. Unsecd. Note, 144A, 6.250%, 4/8/2029	508,629
1,500,000		Banco de Credito del Peru S.A., Sub., REGS, 6.450%, 7/30/2035	1,529,858
500,000	[1]	Banco de Credito E Inversiones S.A., Jr. Sub. Deb., 144A, 8.750%, 2/8/2029	527,330
216,000	[1]	Banco General S.A., Jr. Sub. Note, 144A, 5.250%, 5/7/2031	206,064
800,000	[1]	Banco Mercantil De Norte, Jr. Sub. Note, 144A, 8.450%, 6/24/2036	800,000
500,000		Banco Nac Mexico, Nassau, Sub. Note, 144A, 6.697%, 8/7/2036	493,125
300,000		Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand, Sub. Note, REGS, 7.525%, 10/1/2028	313,153
1,000,000		Bancolombia S.A., Sub., 8.625%, 12/24/2034	1,057,785
1,750,000		Bangkok Bank Public Co. Ltd. (HK), Sub. Note, REGS, 3.733%, 9/25/2034	1,661,348
400,000		Industrial Subord TR 2.0, Sub. Note, 144A, 6.550%, 4/15/2036	402,000
2,000,000		Ipoteka-Bank Akib, Sr. Unsecd. Note, 6.450%, 10/9/2030	2,006,383
1,000,000		Mashreqbank PSC, Sub., 7.875%, 2/24/2033	1,026,289
1,800,000	[1,2,3,5]	SovCo Capital Partners B.V., Jr. Sub. Note, 144A, 7.600%, 2/17/2027	90,000
2,000,000		Turkiye Garanti Bankasi AS, Sub. Note, REGS, 8.125%, 1/8/2036	2,013,735
500,000		Yapi ve Kredi Bankasi A.S., 144A, 7.125%, 10/10/2029	505,086
3,600,000		Yapi ve Kredi Bankasi A.S., Jr. Sub. Note, 144A, 9.375%, 11/26/2174	3,612,670
1,600,000		Yapi ve Kredi Bankasi A.S., Sub. Note, REGS, 7.550%, 6/11/2036	1,565,243
		TOTAL	27,156,753
		Beverage & Tobacco—0.2%
500,000		Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL, Sr. Unsecd. Note, 144A, 5.250%, 4/27/2029	489,224
1,000,000		Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL, Sr. Unsecd. Note, REGS, 5.250%, 4/27/2029	978,447
		TOTAL	1,467,671
		Broadcast Radio & TV—0.4%
3,050,000		Grupo Televisa SAB, Sr. Unsecd. Note, 5.000%, 5/13/2045	2,085,629
600,000		Grupo Televisa SAB, Sr. Unsecd. Note, 5.250%, 5/24/2049	407,990
1,100,000		Grupo Televisa SAB, Sr. Unsecd. Note, 6.125%, 1/31/2046	854,234
		TOTAL	3,347,853

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Building & Development—0.1%
$ 700,000		JSW Infrastructure Ltd., Sec. Fac. Bond, 144A, 4.950%, 1/21/2029	$ 693,587
		Building Materials—0.4%
4,000,000	[1]	Cemex SAB de CV, Sr. Unsecd. Note, 5.750%, 3/5/2036	3,912,400
		Chemicals & Plastics—0.8%
1,000,000		Braskem Netherlands Finance B.V., Sr. Unsecd. Note, 144A, 7.250%, 2/13/2033	541,250
500,000		Braskem Netherlands Finance B.V., Sr. Unsecd. Note, 144A, 8.000%, 10/15/2034	271,570
2,500,000		Braskem Netherlands Finance B.V., Sr. Unsecd. Note, REGS, 4.500%, 1/31/2030	1,361,025
1,150,000		Braskem Netherlands Finance B.V., Sr. Unsecd. Note, REGS, 5.875%, 1/31/2050	508,616
750,000		Orbia Advance Corp. SAB de CV, Sr. Unsecd. Note, REGS, 2.875%, 5/11/2031	625,762
450,000		Orbia Advance Corp. SAB de CV, Sr. Unsecd. Note, REGS, 5.500%, 1/15/2048	338,708
500,000		Orbia Advance Corp. SAB de CV, Sr. Unsecd. Note, REGS, 5.875%, 9/17/2044	401,708
630,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 144A, 8.750%, 5/3/2029	661,657
1,250,000		WE Soda Investments Holding PLC, Sec. Fac. Bond, 144A, 9.375%, 2/14/2031	1,217,751
1,400,000		WE Soda Investments Holding PLC, Sec. Fac. Bond, 144A, 9.500%, 10/6/2028	1,409,140
		TOTAL	7,337,187
		Equipment Lease—0.0%
400,000		Movida Europe S.A., Sr. Unsecd. Note, 144A, 9.700%, 10/11/2033	377,400
		Finance—0.5%
3,110,000	[2,3]	Credito Real Sab de CV, Sr. Unsecd. Note, REGS, 7.250%, 12/31/2099	8,086
60,000	[2,3]	Credito Real Sab de CV, Sr. Unsecd. Note, REGS, 9.500%, 1/1/2099	675
3,100,000		Digicel International Finance Ltd. / Difl US LLC, 144A, 8.625%, 8/1/2032	3,203,283
800,000		PRIO LUX HLD S.a.r.l., Sr. Unsecd. Note, 144A, 6.750%, 10/15/2030	798,200
500,000		Sierracol En And/Ara/Dev, Sr. Unsecd. Note, 144A, 9.000%, 11/14/2030	499,967
		TOTAL	4,510,211
		Food Products—0.7%
1,900,000		Brf S.A., Sr. Secd. Note, REGS, 4.875%, 1/24/2030	1,790,994
1,000,000	[1]	Grupo Nutresa S.A., Sr. Unsecd. Note, 144A, 8.000%, 4/12/2030	1,056,000
1,300,000	[1]	Grupo Nutresa S.A., Sr. Unsecd. Note, 144A, 9.000%, 2/12/2035	1,442,348
900,000	[1]	Grupo Nutresa S.A., Sub. Note, 144A, 7.875%, 10/21/2031	890,460
1,300,000		Minerva Luxembourg S.A., Sr. Unsecd. Note, 144A, 7.500%, 4/22/2036	1,239,485
		TOTAL	6,419,287
		Food Services—0.1%
1,000,000		MARB BondCo PLC, Sr. Unsecd. Note, REGS, 3.950%, 1/29/2031	880,503
		Industrial Products & Equipment—0.2%
1,800,000		Embraer Netherlands Finance B.V., Sr. Unsecd. Note, 5.400%, 1/9/2038	1,713,150
		Leisure & Entertainment—0.0%
300,000		Melco Resorts Finance Ltd., Sr. Unsecd. Note, REGS, 5.375%, 12/4/2029	290,231
		Metals & Mining—2.4%
1,000,000		Antofagasta PLC, 144A, 6.250%, 5/2/2034	1,037,772
1,400,000		Cia de Minas Buenaventura S.A., Sr. Unsecd. Note, 144A, 6.800%, 2/4/2032	1,434,300
1,250,000		CSN Islands XI Corp., Sr. Unsecd. Note, REGS, 6.750%, 1/28/2028	1,048,881
750,000		CSN Resources S.A., Sr. Unsecd. Note, REGS, 4.625%, 6/10/2031	463,779
400,000		CSN Resources S.A., Sr. Unsecd. Note, REGS, 5.875%, 4/8/2032	247,262
350,000		CSN Resources S.A., Sr. Unsecd. Note, REGS, 8.875%, 12/5/2030	247,385
300,000		First Quantum Minerals Ltd., Sr. Unsecd. Note, 144A, 6.375%, 2/15/2036	290,489
300,000		First Quantum Minerals Ltd., Sr. Unsecd. Note, 144A, 7.250%, 2/15/2034	305,816
2,350,000		First Quantum Minerals Ltd., Sr. Unsecd. Note, 144A, 8.000%, 3/1/2033	2,444,724
2,000,000		First Quantum Minerals Ltd., Sr. Unsecd. Note, REGS, 8.625%, 6/1/2031	2,083,148
200,000		Ivanhoe Mines Ltd., Sr. Unsecd. Note, 144A, 7.875%, 1/23/2030	201,277
1,550,000		JSW Steel Ltd., Sr. Unsecd. Note, REGS, 5.050%, 4/5/2032	1,506,428

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Metals & Mining—continued
$ 5,890,929	Samarco Mineracao S.A., Sr. Unsecd. Note, 144A, 9.500%, 6/30/2031	$ 5,939,282
1,410,000	Stillwater Mining Co., Sr. Unsecd. Note, REGS, 4.500%, 11/16/2029	1,342,975
700,000	Vale Overseas Ltd., 6.125%, 6/12/2033	726,180
500,000	Vale Overseas Ltd., Sr. Unsecd. Note, 3.750%, 7/8/2030	476,302
1,530,000	Volcan Compania Minera S.A.A., Sr. Secd. Note, 144A, 8.500%, 10/28/2032	1,580,337
	TOTAL	21,376,337
	Oil & Gas—2.8%
400,601	Acu Petroleo Luxembourg S.a.r.l., Sec. Fac. Bond, 144A, 7.500%, 1/13/2032	411,650
1,521,589	AI Candelaria Spain SLU, Sec. Fac. Bond, REGS, 7.500%, 12/15/2028	1,556,852
2,200,000	AI Candelaria Spain SLU, Secured Note, REGS, 5.750%, 6/15/2033	2,031,678
600,000	Constellation Oil S.A., 144A, 9.375%, 11/7/2029	633,600
500,000	Energean Israel Finance Ltd., Sec. Fac. Bond, 5.875%, 3/30/2031	478,701
200,000	Energean Israel Finance Ltd., Sec. Fac. Bond, 8.500%, 9/30/2033	209,925
300,000	Esentia Energy Development SAB de CV, Sr. Unsecd. Note, 144A, 6.125%, 7/30/2033	294,270
300,000	Esentia Energy Development SAB de CV, Sr. Unsecd. Note, 144A, 6.500%, 7/30/2038	287,325
387,000	Gran Tierra Energy, Inc., 144A, 9.750%, 4/15/2031	347,990
500,000	Greensaif Pipelines Bidc, Sec. Fac. Bond, 144A, 5.852%, 2/23/2036	497,127
1,975,083	MC Brazil Downstream Trading S.a.r.l., Sec. Fac. Bond, 144A, 7.250%, 6/30/2031	1,944,055
790,010	MC Brazil Downstream Trading S.a.r.l., Sec. Fac. Bond, REGS, 7.250%, 6/30/2031	777,599
235,235	MV24 Capital B.V., 144A, 6.748%, 6/1/2034	238,269
672,100	MV24 Capital B.V., Term Loan - 1st Lien, REGS, 6.748%, 6/1/2034	680,769
675,000	Orazul Energy Egenor SCA, Sr. Unsecd. Note, 144A, 6.250%, 9/17/2032	672,151
2,450,000	Pampa Energia S.A., Sr. Unsecd. Note, 144A, 7.750%, 11/14/2037	2,487,730
500,000	Parex Resources, Inc., Sr. Unsecd. Note, 144A, 8.500%, 5/11/2031	509,598
300,000	Pluspetrol S.A., Sr. Unsecd. Note, 144A, 8.500%, 5/30/2032	317,970
800,000	Pluspetrol S.A., Sr. Unsecd. Note, REGS, 8.500%, 5/30/2032	847,920
500,000	Raizen Fuels Finance S.A., Sr. Unsecd. Note, 144A, 5.700%, 1/17/2035	265,820
1,000,000	Raizen Fuels Finance S.A., Sr. Unsecd. Note, 144A, 6.950%, 3/5/2054	532,880
1,095,000	Raizen Fuels Finance S.A., Sr. Unsecd. Note, REGS, 5.300%, 1/20/2027	580,350
400,000	Raizen Fuels Finance S.A., Sr. Unsecd. Note, REGS, 6.250%, 7/8/2032	212,940
400,000	Raizen Fuels Finance S.A., Sr. Unsecd. Note, REGS, 6.450%, 3/5/2034	213,750
600,000	Raizen Fuels Finance S.A., Sr. Unsecd. Note, REGS, 6.700%, 2/25/2037	317,166
800,000	Tecpetrol S.A., Sr. Unsecd. Note, REGS, 7.625%, 11/3/2030	824,440
1,870,000	Vista Oil & Gas Argentina, Sr. Unsecd. Note, 144A, 8.500%, 6/10/2033	1,976,528
800,000	Vista Oil & Gas Argentina, Sr. Unsecd. Note, REGS, 7.625%, 12/10/2035	837,800
700,000	Vivo Energy Investments B.V., Sr. Unsecd. Note, 144A, 5.125%, 9/24/2027	693,648
1,024,622	Yinson Bergenia Production B.V., Sec. Fac. Bond, 144A, 8.498%, 1/31/2045	1,099,388
2,304,288	Yinson Boronia Production, Sec. Fac. Bond, 144A, 8.947%, 7/31/2042	2,541,885
	TOTAL	25,321,774
	Other—0.0%
1,000,000	Ambipar Lux S.a.r.l., Sr. Unsecd. Note, REGS, 9.875%, 2/6/2031	357,500
	Paper Products—0.3%
800,000	Klabin Austria Gmbh, Sr. Unsecd. Note, REGS, 3.200%, 1/12/2031	717,780
1,000,000	Klabin Austria Gmbh, Sr. Unsecd. Note, REGS, 7.000%, 4/3/2049	997,250
1,315,000	SUZANO Netherlands B.V., Sr. Unsecd. Note, 5.500%, 1/15/2036	1,254,970
	TOTAL	2,970,000
	Pharmaceuticals—0.1%
500,000	Biocon Biologics Global, 144A, 6.670%, 10/9/2029	501,133
200,000	Teva Pharmaceutical Finance Co. LLC, Sr. Unsecd. Note, 6.150%, 2/1/2036	205,933

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Pharmaceuticals—continued
$ 200,000		Teva Pharmaceutical Finance Netherlands III B.V., Sr. Unsecd. Note, 8.125%, 9/15/2031	$ 221,703
		TOTAL	928,769
		Real Estate—0.3%
2,400,000	[1]	Aldar Properties PJSC, Sub. Note, 144A, 5.875%, 1/14/2033	2,203,350
824,763	[2,3,4]	Country Garden Services Holdings Co. Ltd., Sr. Unsecd. Note, Series AI, 0.000%, 12/31/2031	55,053
		TOTAL	2,258,403
		Retailers—0.1%
800,000	[2,3]	Future Retail Ltd., Sec. Fac. Bond, 144A, 5.600%, 12/31/2099	2,008
850,000		InRetail Consumer, Sec. Fac. Bond, 144A, 3.250%, 3/22/2028	820,863
1,200,000	[2,3]	Sri Rejeki Isman Tbk PT, Sr. Unsecd. Note, REGS, 7.250%, 12/31/2099	36,000
		TOTAL	858,871
		Steel—0.1%
800,000		Usiminas International Ltd., Sr. Unsecd. Note, REGS, 7.500%, 1/27/2032	822,632
		Telecommunications & Cellular—2.1%
1,200,000		Axian Telecom Holding & Management PLC, Sr. Unsecd. Note, 144A, 7.250%, 7/11/2030	1,212,591
750,000		Bharti Airtel Ltd., Sr. Unsecd. Note, 144A, 3.250%, 6/3/2031	691,596
600,000		Colombia Telecomunicaciones S.A. ESP, Sr. Unsecd. Note, REGS, 4.950%, 7/17/2030	567,240
2,050,000		CT Trust, Sec. Fac. Bond, REGS, 5.125%, 2/3/2032	1,918,031
600,000		HTA Group Ltd., Inc./Mauritius, Sr. Unsecd. Note, 144A, 6.750%, 4/1/2031	605,436
1,100,000		IHS Holding Ltd., Sr. Unsecd. Note, 144A, 8.250%, 11/29/2031	1,147,782
824,970		IHS Netherlands Holdco B.V., Sr. Unsecd. Note, 144A, 8.000%, 9/18/2027	825,440
1,000,000		Millicom International Cellular S.A., Sr. Unsecd. Note, REGS, 4.500%, 4/27/2031	919,262
700,000	[1]	Sociedad Transmisora Metropolitana SpA, Secured Note, 144A, 6.385%, 12/15/2054	696,801
1,600,000		Telecom Argentina S.A., Sr. Unsecd. Note, 144A, 9.250%, 5/28/2033	1,716,850
1,000,000		Telecom Argentina S.A., Sr. Unsecd. Note, REGS, 9.250%, 5/28/2033	1,073,031
650,000		Telecommunications Services of Trinidad & Tobago Ltd., Sec. Fac. Bond, REGS, 8.875%, 10/18/2029	661,537
200,000		Telefonica Moviles Chile, Sr. Unsecd. Note, 144A, 3.537%, 11/18/2031	159,250
1,500,000		Telefonica Moviles Chile, Sr. Unsecd. Note, REGS, 3.537%, 11/18/2031	1,194,375
400,000		Total Play Telecom, 144A, 11.125%, 12/31/2032	391,948
720,000		Total Play Telecom, Sec. Fac. Bond, 144A, 10.500%, 12/31/2028	735,991
3,000,000		Turkcell Iletisim Hizmetleri A.S., Sr. Unsecd. Note, 144A, 7.450%, 1/24/2030	3,071,566
1,000,000		Turkcell Iletisim Hizmetleri A.S., Sr. Unsecd. Note, 144A, 7.650%, 1/24/2032	1,028,069
		TOTAL	18,616,796
		Transportation—0.2%
1,000,000		Adani Ports and Special Economic Zone Ltd., Sr. Unsecd. Note, REGS, 5.000%, 8/2/2041	861,625
600,000		Avianca Midco 2 PLC, 144A, 9.500%, 1/28/2031	561,896
800,000		Avianca Midco 2 PLC, Sec. Fac. Bond, 144A, 10.250%, 1/7/2032	750,944
		TOTAL	2,174,465
		Utilities—2.3%
800,000		Aegea Finance S.a.r.l., Sr. Unsecd. Note, REGS, 9.000%, 1/20/2031	778,657
500,000	[1]	AES Andes S.A., Sr. Unsecd. Note, 144A, 8.150%, 3/10/2030	524,950
900,000		AES Espana B.V., Sr. Unsecd. Note, 144A, 7.750%, 8/3/2033	904,810
1,000,000		Aydem Yenilenebilir Enerji AS, REGS, 9.875%, 9/30/2030	987,406
500,000		Azule Energy Finance PLC, Sr. Unsecd. Note, 144A, 8.125%, 1/23/2030	507,887
991,340		Buffalo Energy Mexico Holdings, 144A, 7.875%, 2/15/2039	1,031,786
1,800,000		Cox Asset Mexico S.A. de CV, Secured Note, 144A, 7.125%, 1/8/2032	1,794,572
1,000,000		Cox Asset Mexico S.A. de CV, Secured Note, 144A, 7.750%, 5/8/2036	1,004,000
2,600,000		Energuate Trust, Sr. Unsecd. Note, 144A, 6.350%, 9/15/2035	2,563,382
293,197		Enfragen Energia Sur S.A., REGS, 5.375%, 12/30/2030	276,020
977,323		Enfragen Energia Sur S.A., Sr. Secd. Note, 144A, 5.375%, 12/30/2030	920,067

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Utilities—continued
$ 500,000		Fs Luxembourg S.a.r.l., Sr. Unsecd. Note, 144A, 8.125%, 2/11/2036	$ 455,888
1,150,000		Generadora de Gatun S.A., Secured Note, 144A, 6.874%, 9/30/2044	1,152,850
1,700,000		Globeleq Mesoamerica, Sr. Note, 144A, 6.250%, 4/26/2029	1,670,085
168,450		LLPL Capital Pte. Ltd., 144A, 6.875%, 2/4/2039	169,103
1,350,000		Minejesa Capital B.V., Sec. Fac. Bond, 144A, 5.625%, 8/10/2037	1,262,479
3,100,000		Saavi Energia S.a r.l., Sr. Unsecd. Note, REGS, 8.875%, 2/10/2035	3,354,355
1,100,000		Termocandelaria Power S.A., Sr. Unsecd. Note, 144A, 7.750%, 9/17/2031	1,124,838
200,000		Zorlu Enerji Elektrik Uretim AS, Sr. Unsecd. Note, 144A, 11.000%, 4/23/2030	148,801
		TOTAL	20,631,936
		TOTAL CORPORATE BONDS (IDENTIFIED COST $167,045,084)	163,704,980
		TRADE FINANCE AGREEMENT—0.5%
		Energy - Integrated Energy—0.5%
5,000,000	[5,6]	Staatsolie Maatschappij Suriname NV (“Staatsolie”), 10.114% (90-DAY AVERAGE SOFR +5.760%), 5/24/2032 (IDENTIFIED COST $4,989,250)	5,000,000
		PURCHASED CALL OPTION—0.0%
2,110,000		Morgan Stanley EUR CALL/USD PUT, Exercise Price $1.1398, Notional Amount $2,426,500, Expiration Date 8/7/2026 (IDENTIFIED COST $11,447)	26,037
		COMMON STOCKS—0.0%
		Finance—0.0%
67,865	[3,5]	Unifin Financiera, S.A.B. de C.V.	0
		Real Estate—0.0%
3,000	[3]	Country Garden Services Holdings Co. Ltd.	65
		TOTAL COMMON STOCKS (IDENTIFIED COST $60,891)	65
		INVESTMENT COMPANY—2.3%
20,887,761		Federated Hermes Government Obligations Fund, Premier Shares, 3.57%[7] (IDENTIFIED COST $20,887,761)	20,887,761
		TOTAL INVESTMENT IN SECURITIES—98.5% (IDENTIFIED COST $850,593,461)	893,120,647
		OTHER ASSETS AND LIABILITIES - NET—1.5%[8]	13,244,737
		NET ASSETS—100%	$906,365,384
At July 31, 2026, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
8/4/2026	UBS AG	4,766,754	BRL	$938,836	$1,509
8/4/2026	BNP Paribas SA	4,766,754	BRL	$940,494	$(148)
8/19/2026	Standard Chartered Bank	32,250,000	EGP	$642,686	$(16,570)
8/19/2026	Morgan Stanley Capital	17,448,934	EGP	$321,343	$17,418
9/16/2026	Standard Chartered Bank	2,020,470,552	CLP	$2,242,127	$(68,300)
9/16/2026	Wells Fargo Bank	2,791,325,776	COP	$860,068	$15,936
9/16/2026	Wells Fargo Bank	1,472,600	EUR	$1,699,675	$1,342
9/16/2026	Goldman Sachs Bank	1,354,972	PEN	$394,972	$3,072
9/16/2026	JPMorgan Chase Bank N.A.	215,882,000	TRY	$4,334,524	$46,643
9/17/2026	UBS AG	7,119,085	MXN	$410,945	$(1,417)
10/13/2026	State Street Bank & Trust Co.	400,000,000	CLP	$427,134	$3,341
10/13/2026	Standard Chartered Bank	400,000,000	CLP	$423,756	$6,719

Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
10/13/2026	Bank of America, N.A.	681,207	EUR	$780,200	$7,505
10/13/2026	State Street Bank & Trust Co.	125,000,000	JPY	$774,974	$15,035
Contracts Sold:
8/4/2026	UBS AG	4,766,754	BRL	$934,904	$(5,442)
8/4/2026	BNP Paribas SA	4,766,754	BRL	$938,836	$(1,509)
8/11/2026	Morgan Stanley Capital	1,582,500	EUR	$1,814,362	$(11,000)
8/11/2026	Goldman Sachs Bank	527,500	EUR	$604,387	$(4,067)
8/19/2026	Barclays Bank PLC	8,088,000	EGP	$160,000	$2,976
9/16/2026	BNP Paribas SA	4,770,000	BRL	$931,904	$679
9/16/2026	Barclays Bank PLC	1,157,209,425	CLP	$1,289,197	$44,154
9/16/2026	Morgan Stanley Capital	4,409,721,719	COP	$1,207,187	$(176,719)
9/16/2026	Goldman Sachs Bank	2,868,541,715	COP	$810,806	$(89,431)
9/16/2026	Goldman Sachs Bank	2,626,456,332	COP	$703,987	$(120,276)
9/16/2026	Morgan Stanley Capital	1,300,000	EUR	$1,509,145	$7,500
9/16/2026	Morgan Stanley Capital	6,720,400	EUR	$7,836,958	$74,146
9/16/2026	Citibank, N.A.	1,354,972	PEN	$398,698	$654
9/17/2026	Standard Chartered Bank	7,119,085	MXN	$403,707	$(5,822)
10/13/2026	Citibank, N.A.	677,540	EUR	$780,200	$(3,265)
10/13/2026	Bank of America, N.A.	62,500,000	JPY	$397,279	$2,275
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$(253,062)
At July 31, 2026, the Fund had the following open swap contracts:
Credit Default Swap
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 7/31/2026[9]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
OTC Swap:
Goldman Sachs	CDX Index EM Series 45	Buy	1.000%	06/20/2031	1.45%	$12,500,000	$(241,864)	$(289,781)	$47,917
Net Unrealized Appreciation/Depreciation on Foreign Exchange Contracts and the value of Swap Contracts are included in “Other Assets and Liabilities— Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended July 31, 2026, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 10/31/2025	$16,370,372
Purchases at Cost	$352,565,205
Proceeds from Sales	$(348,047,816)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 7/31/2026	$20,887,761
Shares Held as of 7/31/2026	20,887,761
Dividend Income	$414,512

1	Perpetual Bond Security. The maturity date reflects the next call date.
2	Issuer in default.
3	Non-income-producing security.
4	Zero coupon bond, reflects effective rate at time of purchase.
5
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

6	Floating/variable note with current rate and current maturity or next reset date shown.
7	7-day net yield.
8	Assets, other than investments in securities, less liabilities.
9
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of net assets at July 31, 2026.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Trustees (the“Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Foreign Governments/Agencies	$—	$703,501,804	$—	$703,501,804
Corporate Bonds	—	163,499,980	205,000	163,704,980
Trade Finance Agreement	—	—	5,000,000	5,000,000
Purchased Call Option	—	26,037	—	26,037
Equity Security:
Common Stock
International	—	65	0	65
Investment Company	20,887,761	—	—	20,887,761
TOTAL SECURITIES	$20,887,761	$867,027,886	$5,205,000	$893,120,647
Other Financial Instruments:
Assets
Foreign Exchange Contracts	$—	$250,904	$—	$250,904
Liabilities
Foreign Exchange Contracts	—	(503,966)	—	(503,966)
Swap Contracts	—	(241,864)	—	(241,864)
TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$(494,926)	$—	$(494,926)

The following acronym(s) are used throughout this portfolio:
BRL	—Brazilian Real
CLP	—Chilean Peso
COP	—Colombian Peso
DOP	—Dominican Republic Peso
EGP	—Egyptian Pound
EMTN	—Euro Medium Term Note
EUR	—Euro
GMTN	—Global Medium Term Note
HUF	—Hungarian Forint
JPY	—Japanese Yen
JSC	—Joint Stock Company
LLP	—Limited Liability Partnership
MXN	—Mexican Peso
NGN	—Nigerian Naira
PEN	—Peruvian Nuevo Sol
PYG	—Paraguay Guarani
SOFR	—Secured Overnight Financing Rate
TRY	—Turkish Lira
USD	—United States Dollar
UYU	—Uruguayan Peso
ZAR	—South African Rand